FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS	NOTE 8 - Fair Value measurements The Company adopted the provisions of ASC 820-10. Fair values of the warrants were determined utilizing the income approach using the UV Bloomberg Merton formula.